Stoecklein Law Group, a Professional Corporation

Practice Limited to Federal Securities

Emerald Plaza	Telephone: (619) 704-1310
402 West Broadway	Facsimile: (619) 704-1325
Suite 690	email: djs@slgseclaw.com
San Diego, California 92101	web: www.slgseclaw.com

May 13, 2010

Mr. H. Christopher Owings

Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

RE: Subprime Advantage Inc.

Your Letter of April 30, 2010

Form Registration Statement on Form S-1

File No. 333-164850

Dear Mr. Owings

This correspondence is in response to your letter dated April 30, 2010 in reference to our filing of the Registration Statement on Form S-1A filed on March 25, 2010 on behalf of Subprime Advantage Inc., your file number 333-164850.

General

1.
We note your response to comment one in our letter dated April 9, 2010. Also, we note your revised disclosure on page one of your document. However, in addition to the revisions you have already made, if true, please state the forepart of your document that you also have no plans or intentions of entering into a change of control or similar transaction. Further, please state, if true, that neither you nor any of your shareholders have any plans or intentions to change management.

Response: We have revised the disclosure to read;

“At this time we are in the process of implementing our marketing plan and designing the final website which we hope to have tested and launched in the final quarter of 2010, and we have no intentions to be acquired or to merge with an operating company. Additionally, we and our shareholders have no intention of entering into a change of control or similar transaction. Neither we nor our shareholders have any plans or intentions to change management. No member of our management or any of our affiliates have been previously involved in the management or ownership of a development stage company that has not implemented its business plan, engaged in a change of control or similar transaction or has generated no or  minimal resources to date.”

2.
We note your response to comment two in our letter dated April 9, 2010. On your website, please move the disclaimer regarding your lack of contractual relationships with the companies whose links appear on your website to a more conspicuous location, such as directly under the heading “Links”. In this regard, within this disclaimer, please state, if true, that you are including the links on your website only because you believe that the companies with which you link your website could be beneficial to your customers apart from your services.

Response:  We have moved the disclaimer to appear under the heading “Links” on the website, and we have added the following language;

“These links are provided because we believe that these companies could be beneficial to you, in addition to the services Subprime Advantage provides.”

3.
Also, other than two brief mentions of Google AdSense on page 35 of your registration statement, it does not appear that you discuss the material facts regarding your relationship with Google AdSense or with The Lebo Group in your filing. Please revise or advise

Response: We have revised the document in a number of places to reflect our relationship with Google AdSense.  Also, Lebo group was introduced to us through a mutual acquaintance. We have no formal agreement with the Lebo Group

4.
Further, please confirm for us, if true, that no information in the articles under the headings “Current News” and “Informational Materials” on your website is material enough to you that it should be included in your registration statement, and please revise the content of the website so that you archive properly those materials pursuant to Rule 433(e) (2) under the Securities Act.

 Response: Please accept this response as our confirmation that we do not deem the Current News or Informational Materials on our website to be material enough to be included in our registration statement. Additionally, we have revised the content of our website to archive properly those materials pursuant to Rule 433(e) (2).

Description of Business, Page 18

5.
We note your response to comment 10 in our letter dated April 9, 2010. In that response you cite certain sources that you provided us, marked and dated, as proof id your factual statements or as bases of your beliefs. However, it is not clear how certain of the sources you provided demonstrate proof of your factual statements or the bases of your beliefs in the registration statement. Specifically, it is not clear that competition for investors resulted in increased advertising and marketing costs, which placed downward pressure on investor’s profits. Also, it is not clear that the information available for researching and evaluating subprime disadvantaged property, purchasing decisions, and choices is not often aggregated at a central, organized source. Further it is not clear that other real estate-related websites have only recently aggregated a broad and extensive participation of subprime property owners and other participants with only a minimal focus on current market conditions. Please provide additional sources, marked and dated, for those statements and the bases of these beliefs or remove them from your document.

 Response: We have removed the above referenced statements from the document.

6.
We note your new disclosure on page 21 and the newly filed exhibit 10.3 in which you state that on April1, 2010, you acquired your initial real estate property. However, in the first paragraph under the heading “Business Development Summary” on page 18 and in the third paragraph on page 23, you continue to state that you “may intend to acquire properties.” Please revise or advise.

Response: The sentence referenced on page 18 has been revised to state: “Additionally, as our business model continues to evolve, we will continue our pursuit of properties which may or may not have subprime mortgages, should these opportunities arise.” We have also revised the statement in the third paragraph of page 23 to state: “Additionally, our business model includes the acquisition of properties which may or may not have subprime mortgages, should these opportunities arise.”

7.
Also, it appears that this April 1, 2010 property acquisition is substantial given your stage of development and size of operations. Therefore, please thoroughly revise your document, including your Description of Business section and your Managements’ Discussion and Analysis of Financial Condition and Results of Operations section to discuss this acquisition in much greater detail. In this regard, please discuss, among other material issues, the terms of the acquisition, the manner in which you funded the acquisition, and how this acquisition affects your results of operations, plan of operations and liquidity. We may have further comments upon reading your response and any revisions.

Response: We have thoroughly revised our document, including the Description of Business section and the Managements’ Discussion and Analysis of Financial Condition and Results of Operations section to discuss the property acquisition in greater detail.

8.
We note your response to the first bullet point of comment 11 in our letter dated April 9, 2010. Also, we note your response to comment one in our letter dated March 10, 2010, in which you have “established a PayPal account” and you have “signed up with Google’s AdSense program” However, in your document, it does [sic] appear that you discuss establishing a PayPal account or signing any agreement with AdSense. Please revise or advise

Response: We have revised the document discussing our PayPal account and Google AdSense program.

9.
We note your responses to the second and fifth bullet points of comment 11 in our letter dated April 9, 2010. In the fourth paragraph on page 23, you state that you do not plan to hire any additional staff, contractors, or experts to assist in your operations. Also, in the last paragraph on page 19, you state you are presently in contact with realtors, finance specialists, and private sellers whom you have come into contact with through personal referrals or word-of-mouth. Please explain further how you found these contacts through personal referrals and word-of-mouth, given as you state in risk factor on page six, that your sole officer and director lacks experience in your industry and in certain aspects of the business you intend to create.

Response:  It is correct that we do not plan to hire any additional staff, contractors, or experts to assist in our operations.

It is also correct that we are presently in contact with realtors, finance specialists, and private sellers whom we have come into contact with through personal referrals or word-of-mouth.

Ms. Country came into contact with personal referrals through family and acquaintances at a wedding. However, we do not feel that we need to disclose personal contacts met at a personal wedding into the company’s Registration Statement.

10.
Also, please disclose the Las Vegas realtor with whom you are in the process of drafting and agreement, discuss the nature of the agreement, and explain why you “anticipate this being the first of many [such] opportunities.

Response:  We have removed this language from this section.

11.
Further, in the last sentence of the fourth paragraph on page 23, you state that the costs associated with developing and maintaining your operations over the next 12 months are anticipated to be between $1,000 and $15,000. Please explain how you determined these amounts.

Response: We have revised this section as follows;

“The costs associated with developing and maintaining our website and operations over the next 12 months are anticipated to be between $5,600 and $25,000. This amount includes but is not limited to, Condo Association fees ($177/mo.), utilities ($150/mo.), property taxes ($135/mo.) as well as the potential website development contract and any other unforeseen expenses.

12.
We note your response to the third bullet point of comment 11 in our letter dated April 9, 2010. In the last paragraph on page 19, you state that, should you not be able to raise the funds needed to complete your enhanced website, you will proceed with the current version of your site. However, in your Plan of Operation section under the heading “Satisfaction of our cash obligations for the next twelve months” on page 36, you state that you are still discussing the possibility of launching a simpler website should you not raise the necessary funds for your enhanced site. Please revise or advise.

Response: We have revised this section as follows;

“This would result in the delay of launching our improved website, or at minimal, delay in launching the complete website.  At this time however, our contingency plan is to maintain our current website should we be unable to raise additional funds, and expand the current site as new funds would allow. Our current website’s maintenance costs are minimal.  Should we continue using our current website in light of not receiving any additional funds, we would have the required funds to continue operating our site and as well as updating on the required intervals.”

13.
Also, please discuss the capabilities of the simpler website you mention, the ability it will have to generate funds, and the costs of operating the website over the next 12 months. In this regard, please disclose whether you presently have sufficient funds to operate this simpler website for 12 months. If not, please discuss, here and in your Plan of Operations section, your plan over the next 12 months if you are unable to generate the necessary funds to run the simpler website throughout the next year.

Response: We have included this information in the same section as question 12;

“This would result in the delay of launching our improved website, or at minimal, delay in launching the complete website.  At this time however, our contingency plan is to maintain our current website should we be unable to raise additional funds, and expand the current site as new funds would allow. Our current website’s maintenance costs are minimal.  Should we continue using our current website in light of not receiving any additional funds, we would have the required funds to continue operating our site and as well as updating on the required intervals.”

Summary Compensation, Page 40

14.
 We note your response to comment 13 in our letter dated April 9, 2010. In your revised disclosure, you state that you “paid” Molly Country $1,000 as a non-accountable expense allowance to setup small miscellaneous items for business operations, which include but are not limited to incidental office supplies and filing fees. The term paid indicates that the funds provided to Ms. Country were compensation for her services to you. However, this distribution to Ms. Country appears to have been provided to her to purchase items for your operations instead of for her own private use. Therefore, please disclose clearly the purpose of the $1,000 you provided to Ms. Country in your narrative description of your Executive compensation under this heading, and if compensation, please include a summary compensation table with this $1,000 included in the proper column as required by Item 402(n)(1) of Regulation S-K.

Response: We have included a Summary Compensation Table that reflects the $1,000 paid to Ms. Country.

Index to Financial Statements, Page 42

15.
We read your subprime real estate installment contract discussed in Exhibit 10.3. The contract appears material to your financial statements. Please revise your financial statements to disclose the material terms of the contract in a subsequent event footnote. Refer to FASB ASC 855-10-50-2.

Response:  Our Auditors and Accountants have been in contact with Mr. Babula, and per their conversation, we will file first quarter unaudited financial statements in an updated revision of the S-1 prior to our registration going effective.

Sincerely,

/S/ Donald J. Stoecklein

Donald J. Stoecklein

Cc:           Subprime Advantage Inc.